Income taxes (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Current taxes
Current taxes	₨ (4,710)		₨ (1,775)	₨ (3,094)
Deferred taxes (expense)/benefit
Deferred taxes (expense)/benefit	1,062		(2,760)	480
Total income tax expense recognized in the income statement	(3,648)	$ (53)	(4,535)	(2,614)
Country of domicile [member]
Current taxes
Current taxes	(3,003)		(1,412)	(1,936)
Deferred taxes (expense)/benefit
Deferred taxes (expense)/benefit	(244)		(379)	223
Foreign countries [member]
Current taxes
Current taxes	(1,707)		(363)	(1,158)
Deferred taxes (expense)/benefit
Deferred taxes (expense)/benefit	₨ 1,306		₨ (2,381)	₨ 257